Segment Information	12 Months Ended
Mar. 31, 2014
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company's reportable segments are strategic business units that offer different products and services.

They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Year ended March 31,
	2012			2013			2014
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$29,898	$1,560	$(1,007)	$27,775	$1,050	$(1,784)	$19,918	$580	$(4,517)
Electronic products	35,371	22	984	26,740	83	570	21,684	90	(1,938)
Metallic parts	1,096	-	(956)	692	-	(449)	-	-	(411)
Segment total	$66,365	$1,582	$(979)	$55,207	$1,133	$(1,663)	$41,602	$670	$(6,866)

Reconciliation to consolidated totals:
Sales eliminations	(1,582)	(1,582)	-	(1,133)	(1,133)	-	(670)	(670)	-
Consolidated totals:
Net sales	$64,783	$-		$54,074	$-		$40,932	$-
Loss before income taxes			$(979)			$(1,663)			$(6,866)

	Year ended March 31,
	2012		2013		2014
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$332	$-	$415	$-	$495	$-
Electronic products	70	-	86	-	101	-
Metallic parts	-	-	-	-	-	-
Consolidated total	$402	$-	$501	$-	$596	$-

	Year ended March 31,
	2012			2013			2014
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$86,682	$230	$4,190	$80,804	$670	$3,677	$74,328	$200	$3,181
Electronic products	34,316	24	696	30,760	281	537	25,911	648	399
Metallic parts	565	28	34	605	-	5	397	5	41
Segment totals	$121,563	$282	$4,920	$112,169	$951	$4,219	$100,636	$853	$3,621
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	4	-	-	4	-	-	-	-	-
Goodwill allocated to electronic products segment	392	-	-	392	-	-	-	-	-
Consolidated totals	$121,959	$282	$4,920	$112,565	$951	$4,219	$100,636	$853	$3,621

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2012	2013	2014
Net sales
United States of America	$26,372	$17,154	$11,081
PRC	22,056	22,504	15,862
United Kingdom	7,557	1,908	1,721
Hong Kong	254	3,813	3,550
Europe	2,250	5,524	6,197
Others	6,294	3,171	2,521
Total net sales	$64,783	$54,074	$40,932

The location of the Company's identifiable assets is as follows:

	March 31,
	2013	2014
Hong Kong and Macao	$37,555	$31,078
PRC	74,618	69,558
Total identifiable assets	112,173	100,636
Goodwill	392	-
Total assets	$112,565	$100,636